QUARTERLY DATA (unaudited)	12 Months Ended
Dec. 31, 2020
QUARTERLY DATA (unaudited)
QUARTERLY DATA (unaudited)

16. QUARTERLY DATA (unaudited)

The following table sets for the revenue and net income (loss) for each of the three month periods indicated:

	December 31, 2020	September 30, 2020	June 30, 2020	March 31, 2020
Revenue, net of accounts receivable valuation allowance	$5,964	$3,963	$(10,736)	$4,333
Net income/(loss) before tax	(114)	(1,344)	(15,284)	(479)

	December 31, 2019	September 30, 2019	June 30, 2019	March 31, 2019
Revenue, net of accounts receivable valuation allowance	$(4,659)	$7,951	$8,389	$6,044
Net income/(loss) before tax	(8,942)	4,763	5,324	2,377